S000028703 [Member] Investment Strategy - Variable Portfolio - Moderately Conservative Portfolio	Dec. 31, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
The Fund is a “fund of funds” that, under normal circumstances, seeks to achieve its objective by investing primarily in a combination of underlying funds representing three primary asset classes: equity, fixed income and cash/cash equivalents, as well as underlying funds that pursue alternative investment strategies (alternative strategies) that seek investment returns uncorrelated to the broad equity and fixed income markets, or other strategies. The Fund may invest significantly in any individual underlying fund(s). The Fund may also seek to achieve its desired asset class and investment strategy exposures by investing in additional underlying funds such as exchange-traded funds (ETFs), as well as other securities, instruments and assets, including derivatives, such as forward contracts (including forward foreign currency contracts), futures (including equity and debt futures, index futures and interest rate futures), and swaps (including credit default swaps, interest rate swaps and total return swaps). The Fund may invest in companies of any market capitalization. The Fund may invest in companies deemed to be “growth” companies and “value” companies. The Fund may invest in debt instruments of any credit quality, those instruments rated below investment grade or are unrated but determined to be of comparable quality (commonly referred to as “high-yield” investments or “junk bonds”). The Fund may purchase or sell securities on a when-issued, delayed delivery or forward commitment basis. Such securities may include mortgage-backed securities acquired or sold in the “to be announced” (TBA) market and those in a dollar roll transaction. Under normal circumstances, the Fund intends to have investment exposure to equity, fixed income and cash/cash equivalent asset classes and alternative strategies (each an asset class exposure category) within the following target asset allocation ranges (includes investments in underlying funds, ETFs, and other securities, instruments and assets, including derivatives):
Asset Class Exposures
(Target Allocation Range – Under Normal Circumstances)*
	Equity	Fixed Income and Cash/Cash Equivalents	Alternative Strategies
Moderately Conservative Portfolio	25-40%*	50-75%*	0–10%*
*
As a percent of Fund net assets. Ranges include the net notional amounts of a Fund’s direct investments in derivative instruments. Market appreciation or depreciation may cause a Fund to be temporarily outside the ranges identified in the table. Columbia Management Investment Advisers, LLC (Columbia Management or the Investment Manager) may modify the target allocation ranges only with the approval of a Fund’s Board of Trustees (the Board).